Schedule of Investments(a)
May 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.90%
Apartments –11.24%
AvalonBay Communities, Inc.	362,890	$75,466,604
Camden Property Trust	137,251	19,694,146
Equity Residential	480,741	36,935,331
UDR, Inc.	1,538,005	73,516,639
		205,612,720
Data Centers–4.77%
Equinix, Inc.	126,998	87,259,056
Diversified–0.00%
BGP Holdings PLC(b)	3,547,941	4
Free Standing –5.28%
Agree Realty Corp.(c)	354,353	24,652,338
Essential Properties Realty Trust, Inc.	758,521	17,354,961
NETSTREIT Corp.	186,105	3,913,788
Realty Income Corp.	744,145	50,765,572
		96,686,659
Health Care–10.50%
Healthcare Realty Trust, Inc.	1,153,281	33,525,879
Healthpeak Properties, Inc.	565,699	16,795,603
Ventas, Inc.	1,079,066	61,226,205
Welltower, Inc.	903,738	80,514,018
		192,061,705
Industrial–12.72%
Duke Realty Corp.	592,989	31,327,609
Exeter Industrial Value Fund L.P.(b)(d)	4,185,000	238,122
Prologis, Inc.	1,073,460	136,844,681
Rexford Industrial Realty, Inc.(c)	1,006,008	64,253,731
		232,664,143
Infrastructure REITs–20.98%
American Tower Corp.	681,186	174,472,170
Crown Castle International Corp.	427,990	81,168,303
SBA Communications Corp., Class A	380,652	128,131,270
		383,771,743
Lodging Resorts–1.46%
Hilton Worldwide Holdings, Inc.	89,979	12,674,442
Ryman Hospitality Properties, Inc.(e)	158,596	14,161,037
		26,835,479
Manufactured Homes–5.08%
Equity LifeStyle Properties, Inc.	430,734	32,606,564
Sun Communities, Inc.	367,860	60,376,862
		92,983,426
Regional Malls–1.76%
Simon Property Group, Inc.	280,438	32,152,217
Self Storage–4.08%
CubeSmart	622,459	27,718,099
Shares		Value
Self Storage–(continued)
Life Storage, Inc.	402,290	$46,971,381
		74,689,480
Shopping Centers–6.27%
Brixmor Property Group, Inc.	1,678,534	40,922,659
Kimco Realty Corp.	2,309,066	54,609,411
SITE Centers Corp.	717,964	11,286,394
Urban Edge Properties	416,916	7,858,866
		114,677,330
Single Family Homes–6.40%
American Homes 4 Rent, Class A(c)	865,014	31,970,917
Invitation Homes, Inc.	2,255,286	85,069,388
		117,040,305
Specialty–6.61%
Gaming and Leisure Properties, Inc.	406,760	19,044,503
Lamar Advertising Co., Class A	178,491	17,483,194
Outfront Media, Inc.	705,084	14,545,883
VICI Properties, Inc.(c)	2,264,853	69,870,715
		120,944,295
Timber REITs–2.75%
Weyerhaeuser Co.	1,272,861	50,303,467
Total Common Stocks & Other Equity Interests (Cost $1,399,074,230)		1,827,682,029
Money Market Funds–0.43%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(f)(g)	2,571,555	2,571,555
Invesco Liquid Assets Portfolio, Institutional Class, 0.75%(f)(g)	2,397,581	2,397,341
Invesco Treasury Portfolio, Institutional Class, 0.54%(f)(g)	2,938,920	2,938,920
Total Money Market Funds (Cost $7,907,280)		7,907,816
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.33% (Cost $1,406,981,510)		1,835,589,845
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.21%
Invesco Private Government Fund, 0.74%(f)(g)(h)	6,631,092	6,631,092
Invesco Private Prime Fund, 0.87%(f)(g)(h)	15,471,002	15,472,549
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,103,023)		22,103,641
TOTAL INVESTMENTS IN SECURITIES–101.54% (Cost $1,429,084,533)		1,857,693,486
OTHER ASSETS LESS LIABILITIES–(1.54)%		(28,223,737)
NET ASSETS–100.00%		$1,829,469,749

Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Real Estate Fund

Notes to Schedule of Investments:
(a)	Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts ("NAREIT") Equity REITs Index, which is exclusively owned by NAREIT.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	The Fund has a remaining commitment to purchase additional interests, which are subject to the terms of the limited partnership agreements for the following securities:

Security	Remaining Commitment	Percent Ownership
Exeter Industrial Value Fund L.P.	$315,000	1.26%

(e)	Non-income producing security.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2022.

	Value February 28, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,425,636	$29,927,510	$(32,781,591)	$-	$-	$2,571,555	$2,383
Invesco Liquid Assets Portfolio, Institutional Class	4,623,479	21,376,793	(23,602,461)	(63)	(407)	2,397,341	3,676
Invesco Treasury Portfolio, Institutional Class	6,200,726	34,202,868	(37,464,674)	-	-	2,938,920	3,725
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,633,272	47,568,369	(53,570,549)	-	-	6,631,092	13,775*
Invesco Private Prime Fund	29,477,637	107,545,887	(121,551,389)	3,673	(3,259)	15,472,549	34,937*
Total	$58,360,750	$240,621,427	$(268,970,664)	$3,610	$(3,666)	$30,011,457	$58,496

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,827,443,903	$—	$238,126	$1,827,682,029
Money Market Funds	7,907,816	22,103,641	—	30,011,457
Total Investments	$1,835,351,719	$22,103,641	$238,126	$1,857,693,486
Invesco Real Estate Fund